Related Party Transactions (Details) - Schedule of sell goods and services and lease premises - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
New Jersey Tower Service Inc [Member]
Variable Interest Entity [Line Items]
Services	$ 33,767	$ 121,173
Mikab Equipment Sales Inc [Member]
Variable Interest Entity [Line Items]
Equipment	23,836	0
29 Aladdin Avenue Realty LLC [Member]
Variable Interest Entity [Line Items]
Premises Lease	27,900	48,000
75 Second Street Realty LLC [Member]
Variable Interest Entity [Line Items]
Premises Lease	10,800	9,000
Mikab Realty LLC [Member]
Variable Interest Entity [Line Items]
Premises Lease	10,800	10,800
Mikab Properties LLC [Member]
Variable Interest Entity [Line Items]
Premises Lease	80,978	72,900
RR Power Leasing LLC [Member]
Variable Interest Entity [Line Items]
Equipment	41,400	0
Novation Enterprises [Member]
Variable Interest Entity [Line Items]
Services & Workforce Dev	$ 548,373	$ 0